Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Contract assets	$ 34,889	$ 36,365	$ 26,227
Unbilled revenue [member]
Disclosure of financial assets [line items]
Contract assets	$ 191	$ 905